CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Allowance of receivables from customers	$ 5,050,501	$ 15,284,002
Allowance of receivables from brokers, dealers, and clearing organizations	0	0
Accrued expenses and other current liabilities	111,689,582	67,263,254
Lease liabilities, current	6,777,918	4,153,928
Lease liabilities, non-current	4,198,997	5,902,323
Deferred tax liabilities, net	$ 1,694,325	$ 2,068,661
Treasury Stock, shares	10,429,305	10,429,305
Class A ordinary shares
Common stock, par value (in US dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	4,662,388,278	4,662,388,278
Common stock, shares issued (in shares)	2,580,205,825	2,542,714,350
Common stock, shares outstanding (in shares)	2,580,205,825	2,542,714,350
Class B ordinary shares
Common stock, par value (in US dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	337,611,722	337,611,722
Common stock, shares issued (in shares)	97,611,722	97,611,722
Common stock, shares outstanding (in shares)	97,611,722	97,611,722
VIEs
Accrued expenses and other current liabilities	$ 16,083,646	$ 10,624,181
Lease liabilities, current	860,712	969,176
Lease liabilities, non-current	705,038	1,292,591
Deferred tax liabilities, net	$ 16,522	$ 27,247